Restricted Net Assets - Additional Information (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted Net Assets	¥ 28,302,117	¥ 27,751,253	¥ 6,320,933
Percentage of after-tax profits for appropriations prior to dividend payment	10.00%	10.00%
Maximum [Member]
Percentage of general reserve fund on registered capital	50.00%	50.00%
Percentage of statutory surplus fund on registered capital	50.00%	50.00%
Minimum [Member]
Percentage of profits after tax to general reserve fund	10.00%	10.00%
Percentage of statutory surplus fund on profits after tax	10.00%	10.00%